Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property and Equipment

The following table provides the range of estimated useful lives used for each asset type:

Computer software / hardware (including internally developed)	3-10 years
Machinery and equipment	3-15 years
Research and laboratory equipment	3-10 years
Furniture and fixtures	3-10 years
Buildings, improvements, leasehold improvements and other	4-50 years
Transportation equipment	3-20 years

Provisions for Sales Returns and Allowances

The following table summarizes the activity in the Company’s major categories of SRA (in millions):

	Chargebacks	Rebates	Returns and Other Allowances	Cash Discounts	Total
Balance at December 31, 2010	$100.8	$219.9	$89.3	$17.0	$427.0
Provision related to sales in 2011	1,308.1	1,113.2	306.6	120.5	2,848.4
Credits and payments	(1,248.0)	(844.1)	(273.9)	(102.6)	(2,468.6)

Balance at December 31, 2011	160.9	489.0	122.0	34.9	806.8

Add: Actavis Group Acquisition	94.3	359.4	171.4	9.7	634.8
Provision related to sales in 2012	1,522.4	1,484.4	485.5	155.2	3,647.5
Credits and payments	(1,566.1)	(1,482.0)	(429.4)	(162.9)	(3,640.4)

Balance at December 31, 2012	$211.5	$850.8	$349.5	$36.9	$1,448.7

Add: Warner Chilcott Acquistion	5.6	255.5	121.3	5.5	387.9
Less: Assets held for sale	—	(155.2)	(3.3)	(1.0)	(159.5)
Less: Actavis Acquisition adjustment	—	(31.0)	—	—	(31.0)
Provision related to sales in 2013	2,340.0	2,339.1	904.1	201.7	5,784.9
Credits and payments	(2,310.7)	(2,197.4)	(753.7)	(195.4)	(5,457.2)

Balance at December 31, 2013	$246.4	$1,061.8	$617.9	$47.7	$1,973.8

Summary of Activity in Gross-to-Net Revenue

The following table summarizes the activity in gross-to-net revenues (in millions):

Year Ended December 31,	Gross Product Sales	Chargebacks	Rebates	Returns and Other Allowances	Cash Discounts	Net product sales
2011	$7,309.7	$1,308.1	$1,113.2	$306.6	$120.5	$4,461.3
2012	9,430.7	1,522.4	1,484.4	485.5	155.2	5,783.2
2013	14,276.7	2,340.0	2,339.1	904.1	201.7	8,491.8

Earnings Per Share

A reconciliation of the numerators and denominators of basic and diluted EPS consisted of the following (in millions, except per share amounts):

	Years Ended December 31,
	2013	2012	2011
EPS — basic
Net (loss) / income attributable to common shareholders	$(750.4)	$97.3	$260.9

Basic weighted average ordinary shares outstanding	142.3	125.8	124.5

EPS — basic	$(5.27)	$0.77	$2.10

EPS — diluted
Net (loss) / income attributable to common shareholders	$(750.4)	$97.3	$260.9

Basic weighted average ordinary shares outstanding	142.3	125.8	124.5
Effect of dilutive securities:
Dilutive stock awards	—	2.6	2.0

Diluted weighted average ordinary shares outstanding	142.3	128.4	126.5

EPS — diluted	$(5.27)	$0.76	$2.06